Investments in associates (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Investments in associates
Balance at December 31, 2019	€ 429
Wings Therapeutics Inc
Investments in associates
Investment in associate	949
Share in result	(520)
Balance at December 31, 2019	€ 429